UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2011

Institutional Investment Manager Filing this Report:
Name: 		Arlington Partners LLC
Address: 	2000 Morris Avenue, Suite 1200
		Birmingham, AL 35203

Form 13F File Number: 28-12345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Wayne M. Langevin
Title:		Compliance Officer
Phone:		205-488-4342

Signature, Place, and Date of Signing:
/s/ Wayne M. Langevin	Birmingham, AL	May 11, 2011

Report Type:
		[X]	13F HOLDINGS REPORT
		[   ]	13F NOTICE
		[   ]	13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	48
Form 13F Information Table Value Total:	$22,242
						(thousands)

List of Other Included Managers:		NONE

FORM 13F INFORMATION TABLE

NAME OF ISSUER		TITLE 	CUSIP		VALUE	SHARES	SH/	PUT/ 	INVST	OTHER	VOTING AUTHORITY
			OF CLASS		(X$1000)	PRN	CALL	DISCR	MNGRS	SOLE	SHARED	NONE
AT&T INC		COM	00206R102	422	13794	SH		SOLE	NONE			13794
AMERICAN TOWER CORP CL 	COM	029912201	275	5326	SH		SOLE	NONE			5326
APPLE INC		COM	037833100	207	595	SH		SOLE	NONE			595
BANCO BILBAO VIZCAYA A	COM	05946K101	592	49357	SH		SOLE	NONE			49357
BANCTRUST FINANCIAL GP	COM	05978R107	77	31705	SH		SOLE	NONE			31705
BANK OF AMERICA		COM	060505104	213	16042	SH		SOLE	NONE			16042
BERKSHIRE HATHAWAY INC	COM	084670702	524	6275	SH		SOLE	NONE			6275
BLACKROCK INC CL A	COM	09247X101	284	1413	SH		SOLE	NONE			1413
BORG WARNER INC		COM	099724106	201	2532	SH		SOLE	NONE			2532
CHEVRON CORPORATION	COM	166764100	831	7731	SH		SOLE	NONE			7731
CISCO SYSTEMS		COM	17275R102	414	24149	SH		SOLE	NONE			24149
CUMBERLAND PHARMA	COM	230770109	902	163241	SH		SOLE	NONE			163241
ECOLAB INC		COM	278865100	216	4249	SH		SOLE	NONE			4249
EL PASO CORPORATION	COM	28336L109	241	13404 	SH		SOLE	NONE			13404
ENBRIDGE ENERGY PARTNER	COM	29250R106	605	9709	SH		SOLE	NONE			9709
EXXON MOBIL CORP	COM	30231G102	831	9886	SH		SOLE	NONE			9886
GENERAL ELECTRIC CO	COM	369604103	204	10195	SH		SOLE	NONE			10195
GOLDMAN SACHS GROUP	COM	38141G104	210	1327	SH		SOLE	NONE			1327
GREENLIGHT CAPITAL RE	COM	G4095J109	1922	68156	SH		SOLE	NONE			68156
INTL BUS MACHINES	COM	459200101	359	2205	SH		SOLE	NONE			2205
JOHNSON & JOHNSON	COM	478160104	588	9929	SH		SOLE	NONE			9929
KKR & CO LP		COM	48248M102	164	10000	SH		SOLE	NONE			10000
MICROSOFT CORP		COM	594918104	404	15921	SH		SOLE	NONE			15921
MONSANTO CO NEW		COM	61166W101	209	2905	SH		SOLE	NONE			2905
PENGROWTH ENERGY TRUST	COM	706902509	276	20000	SH		SOLE	NONE			20000
PEPSICO INC		COM	713448108	365	5675	SH		SOLE	NONE			5675
PFIZER INC		COM	717081103	622 	30661 	SH		SOLE	NONE			30661
PHILIP MORRIS COMPANIES	COM	718172109	219	3340	SH		SOLE	NONE			3340
PLATFORMS WIRELESS INTL	COM	72765A101		20000	SH		SOLE	NONE			20000
POWERSHARES DB GOLD DOU	COM	25154H749	1291	30000	SH		SOLE	NONE			30000
PROCTOR & GAMBLE CO	COM	742718109	309	5018	SH		SOLE	NONE			5018
PROGRESS ENERGY INC	COM	743263105	424	9200	SH		SOLE	NONE			9200
PROSHARES ULTRA SHORT	COM	74347R883	313	15000	SH		SOLE	NONE			15000
REGIONS FINL CORP NEW	COM	7591EP100	223 	30791 	SH		SOLE	NONE			30791
SCHLUMBERGER LTD	COM	806857108	811	8697	SH		SOLE	NONE			8697
SECURITY BK CORP COM	COM	814047106	 	21292 	SH		SOLE	NONE			21292
SPDR GOLD TRUST ETF	COM	78463V107	714	5111	SH		SOLE	NONE			5111
TEEKAY SHIPPING CORP	COM	Y8564W103	204	5544	SH		SOLE	NONE			5544
TIME WARNER INC NEW	COM	887317303	571	15997	SH		SOLE	NONE			15997
TIME WARNER CABLE	COM	88732J207	771	10820	SH		SOLE	NONE			10820
TORCHMARK CORP		COM	891027104	614	9246 	SH		SOLE	NONE			9246
TORTOISE ENERGY		COM	89147L100	200	5000	SH		SOLE	NONE			5000
VANGUARD DIVD APPRE IND	COM	921908844	712	12835	SH		SOLE	NONE			12835
VANGUARD INTL EQ INDEX	COM	922042858	244	4991	SH		SOLE	NONE			4991
WALMART STORES INC	COM	931142103	256	4931	SH		SOLE	NONE			4931
WASHINGTON MUTUAL INC	COM	939322103	 	10420 	SH		SOLE	NONE			10420
WELLS FARGO		COM	949746101	1755	55363	SH		SOLE	NONE			55363
WILLIAMS CO		COM	969457100	374	12000	SH		SOLE	NONE			12000

